Phoenix Insight Funds Trust

Supplement dated August 20, 2007 to the Class A and Class C Shares Prospectus,

Class I Shares Prospectus, Money Market Funds—Class A Shares Prospectus, and Money

Market Fund—Exchange Shares Prospectus, each dated May 1, 2007,

as supplemented May 24, 2007

Important Notice to Investors

This supplement corrects an error in one of the footnotes to each of the Fund Fees and Expenses tables. The disclosure below replaces only the first sentence of each of the referenced footnotes.

Class A and C Shares Prospectus

Equity Funds—Class A Shares on page 24, footnote (f):

(f)	The fund’s investment adviser has contractually agreed to limit total operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) through December 31, 2007, so that such expenses do not exceed 1.40% for Class A Shares of the Small-Cap Growth Fund.

Equity Funds—Class C Shares on page 25, footnote (i):

(i)	The fund’s investment adviser has contractually agreed to limit total operating expenses (excluding interest, taxes and extraordinary expenses) through December 31, 2007, so that such expenses do not exceed 2.15% for Class C Shares of the Small-Cap Growth Fund.

Fixed Income Funds—Class A Shares on page 48, footnote (f):

(f)	The fund’s investment adviser has contractually agreed to limit total operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) through December 31, 2007, so that such expenses do not exceed 0.85% for Class A Shares of the Bond Fund, 0.75% for Class A Shares of the Intermediate Government Bond Fund, 0.85% for Class A Shares of the Intermediate Tax-Exempt Bond Fund, 0.95% for Class A Shares of the Short/Intermediate Bond Fund, and 0.85% for Class A Shares of the Tax-Exempt Bond Fund.

Fixed Income Funds—Class C Shares on page 49, footnote (j):

(j)	The fund’s investment adviser has contractually agreed to limit total operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) through December 31, 2007, so that such expenses do not exceed 1.60% for Class C Shares of the Bond Fund, 1.60% for Class C Shares of the Intermediate Tax-Exempt Bond Fund, 1.70% for Class C Shares of the Short/Intermediate Bond Fund, and 1.60% for Class C Shares of the Tax-Exempt Bond Fund.

Money Market Funds—Class A Shares on page 60, footnote (b):

(b)	Effective October 1, 2006, the fund’s investment adviser has voluntarily agreed to limit total operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed 0.53% for Class A Shares of the Money Market Fund.

Class I Shares Prospectus

Equity Funds—Class I Shares on page 24, footnote (c):

(c)	The fund’s investment adviser has contractually agreed to limit total operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) through December 31, 2007, so that such expenses do not exceed 1.20% for Class I Shares of the Small-Cap Growth Fund.

Fixed Income Funds—Class I Shares on page 47, footnote (c):

(c)	The fund’s investment adviser has contractually agreed to limit the total operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) through December 31, 2007, so that such expenses do not exceed 0.65% for Class I Shares of the Bond Fund, 0.55% for Class I Shares of the Intermediate Government Bond Fund, 0.65% for Class I Shares of the Intermediate Tax-Exempt Bond Fund, 0.75% for Class I Shares of the Short/Intermediate Bond Fund, and 0.65% for Class I Shares of the Tax-Exempt Bond Fund.

Money Market Funds—Class I Shares on page 58, footnote (b):

(b)	Effective October 1, 2006, the fund’s investment adviser has voluntarily agreed to limit the total operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed 0.18% for Class I Shares of the Money Market Fund, after waiver of the shareholder servicing fee by the fund’s distributor.

Money Market Funds—Class A Shares Prospectus

Money Market Funds—Class A Shares on page 13, footnote (b):

(b)	Effective October 1, 2006, the fund’s investment adviser has voluntarily agreed to limit the total operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed 0.53% for Class A Shares of the Money Market Fund.

Money Market Funds—Exchange Shares Prospectus

Money Market Fund—Exchange Shares on page 4, footnote (b):

(b)	Effective October 1, 2006, the fund’s investment adviser has voluntarily agreed to limit the total operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed 0.18% for Exchange Shares of the Money Market Fund, after waiver of the shareholder servicing fee by the fund’s distributor.

Investors should retain this supplement with the Prospectus for future reference.

PXP 5019—ExpenseFootnotes (8/07)

Phoenix Insight Funds Trust

Supplement dated August 20, 2007 to the Statement of Additional Information (“SAI”)

dated May 1, 2007, as supplemented May 24, 2007

Important Notice to Investors

This supplement corrects an error in the description of the expense waivers in the section “Services of the Advisers and Subadvisers” on page 30 of the SAI.

1.	The introductory paragraph to the table containing the contractual expense limits for each class of shares of certain of the funds is hereby replaced with the following:

PIC may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. PIC has contractually agreed to limit the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) through December 31, 2007 of the following Funds (expressed as a percentage of daily net assets):

2.	The introductory paragraph to the table containing the voluntary expense limits for each class of shares of the Money Market Fund is hereby replaced with the following:

Effective October 1, 2006, PIC has voluntarily agreed to limit total annual operating expenses (excluding acquired fund fees and expenses (if any), interest, taxes and extraordinary expenses), after waiver of the shareholder servicing fee by the fund’s distributor, if applicable, for the Class I Shares and Exchange Shares, of the following fund (expressed as a percentage of the daily net assets):

Investors should retain this supplement with the

Statement of Additional Information for future reference.

PXP 4561(SAI)—ExpenseWaivers (8/07)